UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE

 68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

04/30

Date of reporting period: 7/31/13

Item 1.  Schedule of Investments.

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2013

Shares	Description	Value
	MUTUAL FUNDS - 38.68%
	EQUITY FUNDS - 38.68%
77,388	Clipper Fund	$ 6,496,758
335,665	Fidelity Growth & Income Portfolio	8,613,160
119,541	Hancock Horizon Burkenroad Small Cap Fund	6,261,538
189,912	Hotchkis and Wiley Value Opportunities Fund	5,061,159
315,668	JPMorgan Growth and Income Fund	12,563,592
225,133	MFS Equity Opportunities Fund	5,407,698
110,798	Oakmark Fund	6,559,232
	TOTAL MUTUAL FUNDS (Cost - $48,034,525)	50,963,137

	EXCHANGE TRADED FUNDS - 61.32%
	EQUITY FUNDS - 61.32%
186,323	iShares Core S&P Mid-Cap ETF	22,917,729
225,353	iShares Core S&P Small-Cap ETF	21,746,565
61,882	iShares Morningstar Large-Cap ETF	6,215,428
38,299	iShares S&P Small-Cap 600 Value ETF	3,813,431
347,284	PowerShares Dynamic Large Cap Value Portfolio	9,234,281
85,469	PowerShares FTSE RAFI US 1000 Portfolio	6,505,046
134,184	Vanguard S&P 500 ETF	10,363,030
	TOTAL EXCHANGE TRADED FUNDS (Cost - $74,277,001)	80,795,510

	SHORT-TERM INVESTMENTS - 0.93%
	MONEY MARKET FUND - 0.93%
1,220,722	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $1,220,722)	1,220,722

	TOTAL INVESTMENTS - 100.93% (Cost - $123,532,248) (a)	$ 132,979,369
	OTHER ASSETS AND LIABILITIES - NET - (0.93)%	(1,220,818)
	TOTAL NET ASSETS - 100.00%	$ 131,758,551

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $123,543,780 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 9,505,163
	Unrealized depreciation	(69,574)
	Net unrealized appreciation	$ 9,435,589

** Money market fund; interest rate reflects seven day effective yield on July 31, 2013.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2013

Shares	Description	Value
	MUTUAL FUNDS - 24.59%
	GROWTH FUND - 2.85%
16,831	Mairs & Power Growth Fund	$ 1,712,684

	INDEX FUND - 2.66%
61,383	Hennessy Gas Utility Index Fund	1,595,341

	TECHNOLOGY FUND - 4.89%
60,558	Ivy Science and Technology Fund	2,940,080

	VALUE FUNDS - 14.19%
121,327	Akre Focus Fund	2,306,423
114,604	Trust for Professional Managers - Smead Value Fund	3,952,680
138,644	Vulcan Value Partners Fund	2,264,055
		8,523,158

	TOTAL MUTUAL FUNDS (Cost - $13,161,195)	14,771,263

	EXCHANGE TRADED FUNDS - 75.31%
	EQUITY - 10.88%
137,500	PowerShares Aerospace & Defense Portfolio +	3,691,875
62,968	PowerShares S&P SmallCap Consumer Staples Portfolio +	2,846,154
		6,538,029

	FINANCIAL SERVICES- 4.92%
70,414	Vanguard Financials ETF	2,953,163

	FOOD & BEVERAGE - 4.86%
112,307	PowerShares Dynamic Food & Beverage Portfolio	2,921,105

	GROWTH & INCOME - 19.82%
1,396	SPDR S&P 500 ETF Trust	235,449
57,270	iShares Core S&P Mid-Cap ETF	7,044,210
29,852	iShares Core S&P Small-Cap ETF	2,880,718
17,354	iShares Morningstar Large-Cap ETF	1,743,036
		11,903,413

	HEALTH & BIOTECHNOLOGY - 16.96%
90,805	PowerShares Dynamic Pharmaceuticals Portfolio	4,225,157
39,100	SPDR S&P Pharmaceuticals ETF	2,979,811
32,045	Vanguard Health Care ETF	2,979,865
		10,184,833

	LEISURE INDUSTRY - 12.55%
78,539	Consumer Discretionary Select Sector SPDR Fund	4,659,719
96,333	PowerShares Dynamic Leisure & Entertainment Portfolio	2,876,503
		7,536,222

	LARGE CAP VALUE - 5.32%
120,256	PowerShares Dynamic Large Cap Value Portfolio	3,197,607

	TOTAL EXCHANGE TRADED FUNDS (Cost - $42,164,982)	45,234,372

	SHORT-TERM INVESTMENTS - 5.52%
	MONEY MARKET FUND - 5.52%
3,313,234	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $3,313,234)	3,313,234

	TOTAL INVESTMENTS - 105.42% (Cost - $58,639,411) (a)	$ 63,318,869
	OTHER ASSETS AND LIABILITIES - NET - (5.42)%	(3,255,738)
	TOTAL NET ASSETS - 100.00%	$ 60,063,131

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $58,650,059 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 4,731,878
	Unrealized depreciation	(63,068)
	Net unrealized appreciation	$ 4,668,810

+ Affiliated Company - Pacific Financial Explorer Fund holds in excess of 5% of outstanding voting securities of this exchange traded fund.
** Money market fund; interest rate reflects seven day effective yield on July 31, 2013.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2013

Shares	Description	Value
	MUTUAL FUNDS - 98.97%
	EQUITY FUNDS - 98.97%
144,459	Artisan Global Value Fund	$ 2,035,427
106,533	Dodge & Cox Global Stock Fund	1,128,189
12,266	Harbor Global Growth Fund	264,575
272,275	Lazard International Strategic Equity Portfolio	3,615,806
8,107	MFS Global Equity Fund	265,187
38,671	Oakmark Global Fund	1,090,922
154,518	Oakmark International Fund	3,807,322
39,721	Templeton Institutional Funds, Inc. - Global Equity Series Fund	454,807
204,141	Thornburg International Growth Fund *	3,982,791
23,776	Wasatch World Innovators Fund *	534,479

	TOTAL MUTUAL FUNDS (Cost - $15,999,729)	17,179,505

	SHORT-TERM INVESTMENTS - 1.11%
	MONEY MARKET FUND - 1.11%
192,965	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $192,965)	192,965

	TOTAL INVESTMENTS - 100.08% (Cost - $16,192,694) (a)	$ 17,372,470
	OTHER ASSETS LESS LIABILITIES - NET - (0.08)%	(13,147)
	TOTAL NET ASSETS - 100.00%	$ 17,359,323

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,193,367 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 1,179,103
	Unrealized depreciation	-
	Net unrealized appreciation	$ 1,179,103

* Non-income producing
* Money market fund; interest rate reflects seven day effective yield on July 31, 2013.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2013

Shares	Description	Value
	MUTUAL FUNDS - 76.78%
	DEBT FUNDS - 76.78%
427,026	DoubleLine Core Fixed Income Fund	$ 4,654,578
811,195	DoubleLine Total Return Bond Fund	8,906,924
454,388	Guggenheim- Floating Rate Income Fund	12,127,622
123,989	John Hancock Bond Fund	1,971,430
429,234	JPMorgan Strategic Income Opportunities Fund	5,095,001
553,805	LKCM Fixed Income Fund	6,114,002
1,197,777	Metropolitan West Total Return Bond Fund	12,684,463
1,057,310	PIMCO Income Fund	12,941,472
231,238	Rainier Intermediate Fixed Income Portfolio	3,010,719
31,999	Scout Core Plus Bond Fund	1,020,135
977,978	TCW Total Return Bond Fund	9,740,664
	TOTAL MUTUAL FUNDS (Cost - $79,700,178)	78,267,010

	EXCHANGE TRADED FUND - 15.01%
	DEBT FUND - 15.01%
138,859	iShares Intermediate Government/Credit Bond ETF (Cost - $15,296,656)	15,292,542

	MONEY MARKET FUND - 11.41%
11,628,919	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $11,628,919)	11,628,919

	TOTAL INVESTMENTS - 103.20% (Cost - $106,625,753) (a)	$ 105,188,471
	OTHER ASSETS LESS LIABILITIES - NET - (3.20)%	(3,257,137)
	TOTAL NET ASSETS - 100.0%	$ 101,931,334

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $106,626,482 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 4,515
	Unrealized depreciation	(1,442,526)
	Net unrealized depreciation	$ (1,438,011)

** Money market fund; interest rate reflects seven day effective yield on July 31, 2013.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2013

Shares	Description	Value
	MUTUAL FUNDS - 65.23%
	ASSET ALLOCATION FUND - 5.18%
121,191	Gabelli ABC Fund	$ 1,237,359

	DEBT FUNDS - 60.05%
136,329	Guggenheim- Floating Rate Income Fund	3,638,620
1,055,408	Homestead Short-Term Bond Fund	5,509,231
242,022	Leader Short-Term Bond Fund	2,388,751
238,105	Osterweis Strategic Income Fund	2,821,552
		14,358,154

	MUTUAL FUNDS (Cost - $15,590,286)	15,595,513

	EXCHANGE TRADED FUND - 4.94%
	DEBT FUND - 4.94%
36,810	ProShares Short 20+ Year Treasury * (Cost - $1,180,575)	1,180,129

	SHORT-TERM INVESTMENTS - 29.83%
	MONEY MARKET FUND - 29.83%
7,132,800	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $7,132,800)	7,132,800

	TOTAL INVESTMENTS - 100.00% (Cost - $23,903,661) (a)	$ 23,908,442
	OTHER ASSETS LESS LIABILITIES - NET - 0.00%^	1,043
	TOTAL NET ASSETS - 100.0%	$ 23,909,485

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $23,918,585 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 42,761
	Unrealized depreciation	(52,904)
	Net unrealized depreciation	$ (10,143)

* Non-income producing
** Money market fund; interest rate reflects seven day effective yield on July 31, 2013.
^ Represents less than 0.01%

PACIFIC FINANCIAL FAITH & VALUES BASED MODERATE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2013

Shares	Description	Value
SHORT-TERM INVESTMENTS - 100.00%
MONEY MARKET FUND - 100.00%
10	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $10) (a)	$ 10

	TOTAL INVESTMENTS - 100.00% (Cost - $10)	$ 10
	OTHER ASSETS AND LIABILITIES - NET - 0.00%	-
	TOTAL NET ASSETS - 100.00%	$ 10

** Money market fund; interest rate reflects seven day effective yield on July 31, 2013.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

Pacific Financial Funds
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2013 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilies and disclosure of contingent assets and liabilies at the date of the financial statements and the reported amounts of income and expenses for the period.  Acutal results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

 If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2013 for the Funds’ assets and liabilities measured at fair value:

Pacific Financial Core Equity Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 50,963,137	$ -	$ -	$ 50,963,137
Exchange Traded Funds	80,795,510	-	-	80,795,510
Short-Term Investments	1,220,722	-	-	1,220,722
Total	$ 132,979,369	$ -	$ -	$ 132,979,369

Pacific Financial Explorer Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 14,771,263	$ -	$ -	$ 14,771,263
Exchange Traded Funds	45,234,372	-	-	45,234,372
Short-Term Investments	3,313,234	-	-	3,313,234
Total	$ 63,318,869	$ -	$ -	$ 63,318,869

Pacific Financial International Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 17,179,505	$ -	$ -	$ 17,179,505
Short-Term Investments	192,965	-	-	192,965
Total	$ 17,372,470	$ -	$ -	$ 17,372,470

Pacific Financial Strategic Conservative Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 42,280,381	$ 35,986,629	$ -	$ 78,267,010
Exchange Traded Fund	15,292,542	-	-	15,292,542
Short-Term Investments	11,628,919	-	-	11,628,919
Total	$ 69,201,842	$ 35,986,629	$ -	$ 105,188,471

Pacific Financial Tactical Fund Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 15,595,513	$ -	$ -	$ 15,595,513
Exchange Traded Fund	1,180,129	-	-	1,180,129
Short-Term Investments	7,132,800	-	-	$ 7,132,800
Total	$ 23,908,442	$ -	$ -	$ 23,908,442

Pacific Financial Faith & Values Based Moderate Fund

Assets*	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 10	$ -	$ -	$ 10
Total	$ 10	$ -	$ -	$ 10

* Refer to the Portfolio of Investments for Industry Classification.

The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 or Level 2 for the Core Equity Fund, Explorer Fund, International Fund or Tactical Fund. Transfers that were made into Level 2 represent securities being fair valued using  observable inputs.

 A quoted price was not available at the time of valuation; therefore a fair valued price using observable inputs was used.

It is the Funds’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

	Transfers into Level 2 from Level 1	Transfers from Level 2 into Level 1	Net Transfers In/(Out) of Level 2
Strategic Conservative Fund
Mutual Funds	$ 27,079,705	$ -	$ 27,079,705

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew B. Rogers

         Andrew B. Rogers, President

Date

9/27/13

By (Signature and Title)

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/27/13